Statements Of Consolidated Stockholders' Equity (USD $)	October 2010 Common Stock [Member]	October 2010 Additional Paid-In Capital [Member]	October 2010	October 2011 Common Stock [Member]	October 2011 Additional Paid-In Capital [Member]	October 2011	February 2011 [Member] Common Stock [Member]	February 2011 [Member] Additional Paid-In Capital [Member]	February 2011 [Member]	April 2011 [Member] Common Stock [Member]	April 2011 [Member] Additional Paid-In Capital [Member]	April 2011 [Member]	August 2011 [Member] Additional Paid-In Capital [Member]	August 2011 [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Preferred Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2009															$ 145,560	$ (123,096)	$ (135,487)	$ 100		$ (112,923)
Balance, shares at Dec. 31, 2009															145,560,000			100,000
Shareholder Contribution, rent																225				225
Write-off loans and interest payable to shareholder																120,043				120,043
Cancellation of stock by shareholders															(85,000)	85,100		(100)
Cancellation of stock by shareholders, shares															(85,000,000)			(100,000)
Issuance of common stock and warrants	1,300	648,700	650,000
Issuance of common stock and warrants, shares	1,300,000
Issuance of common stock															500	249,500				250,000
Issuance of common stock, shares															500,000
Net loss																	(158,114)			(158,114)
Balance at Dec. 31, 2010															62,360	980,472	(293,601)			749,231
Balance, shares at Dec. 31, 2010															62,360,000
Cancellation of stock by shareholders															(15,890)	15,890
Cancellation of stock by shareholders, shares															(15,890,000)
Issuance of common stock and warrants							300	149,700	150,000	250	249,750	250,000
Issuance of common stock and warrants, shares							300,000			250,000
Issuance of common stock				3,553	706,952	710,505
Issuance of common stock, shares				3,552,516
Issuance of convertible preferred stock and warrants													4,103,533	4,103,533
Common stock issued for services															10	19,990				20,000
Common stock issued for services, shares															10,000
Stock based compensation																1,464,874				1,464,874
Foreign currency translation																			(42,438)	(42,438)
Net loss																	(6,049,335)			(6,049,335)
Balance at Dec. 31, 2011															50,583	7,691,161	(6,342,936)		(42,438)	1,356,370
Balance, shares at Dec. 31, 2011															50,582,516
Common stock issued for services															60	59,940				60,000
Common stock issued for services, shares															60,000
Stock based compensation																369,340				369,340
Conversion of convertible preferred stock															600	128,913				129,513
Conversion of convertible preferred stock, shares															600,000
Foreign currency translation																			150,521	150,521
Net loss																	(1,188,965)			(1,188,965)
Balance at Mar. 31, 2012															$ 51,243	$ 8,249,354	$ (7,531,901)		$ 108,083	$ 876,779
Balance, shares at Mar. 31, 2012															51,242,516